Income Taxes - Schedule of Components of Pretax Loss Attributable to Domestic and Foreign Operations (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Before Income Tax Domestic And Foreign Operations [Line Items]
Domestic	$ (15,117)	$ (270,428)	$ (51,102)
Foreign	(6,438)	(7,205)	(6,952)
Pretax loss	$ (21,555)	$ (277,633)	$ (58,054)